Average Annual Total Returns - Invesco KBW Property and Casualty Insurance ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	KBW Nasdaq Property & Casualty Index (reflects no deduction for fees, expenses or taxes) 1Year	KBW Nasdaq Property & Casualty Index (reflects no deduction for fees, expenses or taxes) 5Years	KBW Nasdaq Property & Casualty Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P 500® Property & Casualty Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Property & Casualty Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Property & Casualty Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Dec. 02, 2010	(1.70%)	9.74%	12.89%	(2.30%)	9.18%	12.34%	(0.79%)	7.62%	10.68%	(1.49%)	10.10%	13.29%	6.96%	12.69%	14.33%